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                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
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                                 August 17, 1999



(415) 835-1863                                                       27287.82498
fojohansson@phjw.com

     VIA EDGAR
     ---------
     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C. 20549

              Re:     Rule 497(e) - The Montgomery Funds
                      Montgomery U.S. Emerging Growth Fund
                      File Nos. 33-34841 and 811-6011

     Ladies and Gentleman:

                      Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing is a supplement, dated August 17, 1999, to the Prospectus, dated July 15, 1999, for the Montgomery U.S. Emerging Growth Fund. The enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

                      Please direct any inquiries regarding this filing to the undersigned at the number listed above.


                                                        Very truly yours,

                                                        /s/ Fredrik J. Johansson

                                                          Fredrik J. Johansson
                    for PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                    Document Clerk

                                                                     Rule 497(e)
                                                 File Nos. 33-34841 and 811-6011



                              The Montgomery Funds

                       Supplement dated August 17, 1999 to
                         Prospectus dated July 15, 1999


For Shareholders in the Montgomery U.S. Emerging Growth Fund only:

The Montgomery U.S. Emerging Growth Fund (the "Fund") will close to new shareholder accounts on September 1, 1999. Shareholders who own shares of the Fund when it closes may continue to purchase shares in their existing accounts after it closes. Employer-sponsored retirement plans and certain investment advisors, if they already invested in the Fund on behalf of a client, may be able to open additional accounts for plan participants or clients. The Manager of the Fund may reopen and close the Fund to certain types of new shareholders in the future.

If you do not own shares of the Montgomery U.S. Emerging Growth Fund when it closes, you may not exchange shares from other Montgomery Funds for shares of the Fund.